UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 31, 2004 - December 31, 2004

Item 1.	Reports to Stockholders.

Annual Report

December 31, 2004

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

This year end report of the Fund contains the financial statements and portfolio information of the Fund for the period ended December 31, 2004.

For investors, by year 2004 end, strong fundamental factors such as corporate spending and earnings growth moved equity markets to solid gains for the year. During the 12-month period, oil prices, rising short-term interest rates, a volatile and retreating U.S. dollar, record budget and trade deficits, and war in Iraq presented a challenging market environment and for a time it seemed these factors would lead to flat or negative annual performance for many investments. But by the last quarter of 2004, oil prices retreated, investors seemed to adopt a less negative view of other broad economic issues and the markets appeared to recognize that both corporate profits and economic growth were up solidly, if not spectacularly, for the year. Some economists are projecting that the environment is right for sustainable modest growth in both GDP (gross domestic product) and corporate earnings.

Against this backdrop, the portfolio outperformed the Russell 1000 Growth Index during the second half of 2004. The top three sectors that contributed to performance were health care, industrial goods & services, and retailing. The sectors that detracted the most were utilities & communications, financial services, and auto & housing. The portfolio’s philosophy and approach remain consistent.

Thank you for your continued support.

Sincerely,

/S/ DONALD E. BOGGS
Donald E. Boggs
Chairman, Board of Managers
The Paul Revere Variable Annuity
Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

UnumProvident paid all expenses relative to the operation of the Fund including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2004, was $7,200.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, [www.sec.gov].

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o UnumProvident Corporation at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, [www.sec.gov].

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners to call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

H. C. Goodwin (70) 24 Waters Road Sutton, MA 01590	Member, Board of Managers	2004-2007 3 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (82) 14 Eastwood Road Shrewsbury, MA 01545	Vice Chairman, Board of Managers	2004-2007 36 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (75) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2003-2006 19 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

Donald E. Boggs* (59) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2004-2007 7 years of service	Retired, Senior Vice President UnumProvident Corporation Chattanooga, Tennessee	2	None

David G. Fussell* (57) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2003-2006 3 years of service	Senior Vice President UnumProvident Corporation, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment advisor, underwriter and sponsoring insurance company) and other subsidiaries within the UnumProvident holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

AUDITED FINANCIAL STATEMENTS

The Paul Revere Variable Annuity Contract Accumulation Fund

Years Ended December 31, 2004 and 2003

The Paul Revere Variable Annuity Contract Accumulation Fund

Audited Financial Statements

December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Owners of Variable Annuity Contracts of The Paul Revere

Variable Annuity Insurance Company and the Board of

Managers of The Paul Revere Variable Annuity Contract

Accumulation Fund of The Paul Revere Variable Annuity

Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) as of December 31, 2004 and 2003, including the schedule of investments as of December 31, 2004, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2004, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and supplementary information, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 and 2003, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 2004 and 2003, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 2004, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Chattanooga, Tennessee

February 9, 2005

Statements of Assets and Liabilities

	December 31,
	2004 Series Q (Qualified)	2003 Series Q (Qualified)	2004 Series N (Non-Qualified)	2003 Series N (Non-Qualified)
ASSETS

Investments in securities at market value (Cost: Series Q 2004-$8,741,724; 2003-$8,741,721) (Cost: Series N 2004-$1,429,760; 2003-$1,604,679) (see Schedule of Investments)	$9,660,768	$9,521,516	$1,584,823	$1,732,118
Cash	49,793	286	5,153	6,160
Dividends and interest receivable	6,040	7,720	972	1,412
Receivable for investments sold	75,585	140,928	12,952	26,959
Receivable from The Paul Revere Variable Annuity
Insurance Company	—	—	—	9,168

Total assets	9,792,186	9,670,450	1,603,900	1,775,817

LIABILITIES

Payable for investments purchased	13,158	128,965	—	33,804
Payable to The Paul Revere Variable Annuity Insurance Company	49,083	53,242	6,989	6,867

Total liabilities	62,241	182,207	6,989	40,671

TOTAL NET ASSETS	$9,729,945	$9,488,243	$1,596,911	$1,735,146

CONTRACT OWNERS’ EQUITY

Deferred contracts terminable by owner	$7,648,001	$7,284,377	$760,439	$891,819
Currently payable contracts	2,081,944	2,203,866	836,472	843,327

Total net assets	$9,729,945	$9,488,243	$1,596,911	$1,735,146

ACCUMULATION UNITS OUTSTANDING	796,794	825,922	135,576	155,878

NET ASSET VALUE PER ACCUMULATION UNIT	$12.211	$11.488	$11.779	$11.131

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	For the years ended December 31,
	2004 Series Q (Qualified)	2003 Series Q (Qualified)	2002 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(29,119)	$(66,003)	$(71,823)
Net realized gain (loss) on investments	465,869	69,435	(3,392,842)
Net increase (decrease) in unrealized appreciation of investments	139,249	1,831,411	(579,955)

Increase (decrease) in net assets from operations	575,999	1,834,843	(4,044,620)
Contract receipts:
Gross purchase payments received	—	6,459	3,217
Deductions from purchase payments	—	201	48

Net purchase payments received	—	6,258	3,169
Payments to contract owners:
Annuity payments to contract owners	243,701	250,445	267,259
Terminations and withdrawals to contract owners	90,596	85,113	524,495

Total payments to contract owners	334,297	335,558	791,754

Net contract payments to contract owners	(334,297)	(329,300)	(788,585)

Total increase (decrease) in net assets	241,702	1,505,543	(4,833,205)

NET ASSETS

Beginning of year	9,488,243	7,982,700	12,815,905

End of year	$9,729,945	$9,488,243	$7,982,700

	For the years ended December 31,
	2004 Series N (Non-Qualified)	2003 Series N (Non-Qualified)	2002 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(10,809)	$(17,684)	$(19,214)
Net realized gain (loss) on investments	63,344	22,977	(683,478)
Net increase (decrease) in unrealized appreciation of investments	27,625	331,245	(112,246)

Increase (decrease) in net assets from operations	80,160	336,538	(814,938)
Payments to contract owners:
Annuity payments to contract owners	52,283	64,419	146,533
Terminations and withdrawals to contract owners	166,112	529	67,138

Total payments to contract owners	218,395	64,948	213,671

Net contract payments to contract owners	(218,395)	(64,948)	(213,671)

Total increase (decrease) in net assets	(138,235)	271,590	(1,028,609)

NET ASSETS

Beginning of year	1,735,146	1,463,556	2,492,165

End of year	$1,596,911	$1,735,146	$1,463,556

See accompanying notes to financial statements.

Statements of Operations

	For the years ended December 31,
	2004 Series Q (Qualified)	2003 Series Q (Qualified)	2002 Series Q (Qualified)
INVESTMENT LOSS

Income:
Dividends	$117,251	$73,979	$69,916
Interest	6,923	3,572	18,092

Total income	124,174	77,551	88,008

Expenses:
Mortality and expense risk fees	93,796	87,303	98,154
Investment management and advisory service fees	46,897	43,651	49,077
Professional services	12,600	12,600	12,600

Total expenses	153,293	143,554	159,831

Net investment loss	(29,119)	(66,003)	(71,823)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments sold	465,869	69,435	(3,392,842)
Net increase (decrease) in unrealized appreciation of investments	139,249	1,831,411	(579,955)

Net realized and unrealized gain (loss) on investments	605,118	1,900,846	(3,972,797)

Increase (decrease) in net assets from operations	$575,999	$1,834,843	$(4,044,620)

	For the years ended December 31,
	2004 Series N (Non-Qualified)	2003 Series N (Non-Qualified)	2002 Series N (Non-Qualified)
INVESTMENT LOSS

Income:
Dividends	$19,649	$13,731	$13,265
Interest	1,712	75	3,126

Total income	21,361	13,806	16,391

Expenses:
Mortality and expense risk fees	16,407	15,953	18,697
Investment management and advisory service fees	8,203	7,977	9,348
Professional services	7,560	7,560	7,560

Total expenses	32,170	31,490	35,605

Net investment loss	(10,809)	(17,684)	(19,214)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments sold	63,344	22,977	(683,478)
Net increase (decrease) in unrealized appreciation of investments	27,625	331,245	(112,246)

Net realized and unrealized loss on investments	90,969	354,222	(795,724)

Increase (decrease) in net assets from operations	$80,160	$336,538	$(814,938)

See accompanying notes to financial statements.

Schedule of Investments

December 31, 2004

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Agriculture
Monsanto Co.	1,000	$35,247	$55,550	0.57%	130	$4,519	$7,222	0.45%

Apparel
Abercrombie & Fitch Co.	1,100	51,464	51,645		200	9,357	9,390
NIKE, Inc., Class B	1,400	101,867	126,966		180	13,407	16,324
Nordstrom, Inc.	900	36,392	42,057		200	8,087	9,346
Reebok International Ltd.	1,800	65,431	79,200		280	10,182	12,320

		255,154	299,868	3.08%		41,033	47,380	2.97%

Beverages
PepsiCo, Inc.	5,190	243,871	270,918	2.78%	820	39,017	42,804	2.68%

Broadcasting & Media
Comcast Corporation Class A *	4,700	145,942	156,416		830	26,217	27,622
Getty Images, Inc. *	1,200	69,148	82,620		180	10,562	12,393
Omnicom Group, Inc.	600	48,165	50,592		100	8,028	8,432
Time Warner, Inc. *	6,400	106,960	124,416		1,050	17,394	20,412
Univision Communications, Inc. *	1,400	45,384	40,978		180	5,799	5,269
Viacom, Inc. Class B	1,510	61,181	54,949		256	11,093	9,316

		476,780	509,971	5.24%		79,093	83,444	5.22%

Computer Systems & Services
Akamai Technologies, Inc. *	2,000	30,444	26,060		350	5,315	4,561
Dell, Inc. *	8,930	283,911	376,310		1,400	46,672	58,996
eBay, Inc. *	2,000	132,145	232,560		280	18,252	32,558
EMC Corp.	12,100	143,256	179,927		2,030	24,046	30,186
Fiserv, Inc. *	2,200	84,602	88,418		370	14,230	14,870
Mercury Interactive Corporation *	3,500	155,348	159,425		600	26,615	27,330
Microsoft Corp.	14,180	375,045	378,748		2,200	58,171	58,762
Monster Worldwide, Inc. *	2,900	82,137	97,556		500	14,145	16,820
Network Appliance, Inx. *	3,600	81,299	119,592		560	12,653	18,603
Oracle Corporation *	17,340	215,163	237,905		2,800	34,806	38,416
Research In Motion, Ltd. *	900	61,966	74,178		100	6,234	8,242
Symantec Corp. *	3,000	74,227	77,280		500	12,385	12,880
VERITAS Software Corporation *	5,665	157,232	161,736		740	16,286	21,127
Yahoo!, Inc. *	5,600	162,588	211,008		930	26,839	35,042

		2,039,363	2,420,703	24.88%		316,649	378,393	23.70%

Consumer Goods & Services
Avon Products, Inc.	2,800	115,706	108,360		500	20,685	19,350
Proctor & Gamble Co.	4,400	239,695	242,352		660	36,001	36,352

		355,401	350,712	3.60%		56,686	55,702	3.49%

Electronics
Amphenol Corp. *	2,700	81,386	99,198		460	13,859	16,901
Emerson Electric Co.	1,600	98,564	112,160		280	17,128	19,628
Fisher Scientific International *	2,400	135,986	149,712		480	27,261	29,942
Texas Instruments, Inc.	4,600	112,662	113,252		800	19,593	19,696
Waters Corp. *	2,200	90,490	102,938		360	15,109	16,844

		519,088	577,260	5.93%		92,950	103,011	6.45%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2004

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets

Financial Institutions
American Express Company	3,400	$163,599	$191,658		560	$28,024	$31,567
Citigroup, Inc.	3,624	149,878	174,604		556	23,692	26,788
Goldman Sachs Group, Inc.	1,710	160,705	177,908		280	26,882	29,131
Merrill Lynch & Co., Inc.	1,000	59,843	59,770		200	11,969	11,954

		534,025	603,940	6.21%		90,567	99,440	6.22%

Leisure & Tourism
Carnival Corp.	3,500	157,458	201,705		560	25,227	32,273
Harley-Davidson, Inc.	900	51,873	54,675		180	10,375	10,935
Starwood Hotels & Resorts Worldwide, Inc.	2,000	90,613	116,800		280	12,590	16,352
Walt Disney Co.	4,300	105,735	119,540		800	19,750	22,240
Yum! Brands, Inc.	2,200	91,838	103,796		400	16,710	18,872

		497,517	596,516	6.13%		84,652	100,672	6.30%

Machinery
Caterpillar, Inc.	2,000	166,075	195,020	2.00%	400	33,511	39,004	2.44%

Manufacturing
Cooper Industries, Ltd. Class A	1,100	63,148	74,679	0.77%	180	10,178	12,220	0.77%

Medical & Health Products
Abbott Laboratories	6,100	248,633	284,565		1,030	42,280	48,050
Amgen, Inc. *	2,580	142,737	165,507		520	29,650	33,358
Celgene Corp. *	2,200	64,133	58,366		300	8,746	7,959
Eli Lilly & Co.	1,800	128,664	102,150		280	19,904	15,890
Genentech, Inc. *	1,200	59,267	65,328		210	10,404	11,432
Genzyme Corporation *	3,600	175,073	209,052		550	27,248	31,939
Gilead Sciences, Inc. *	2,500	81,461	87,475		430	13,328	15,046
Imclone Systems, Inc. *	1,200	62,864	55,296		200	10,451	9,216
Johnson & Johnson	7,260	394,167	460,429		1,170	62,991	74,201
Medtronic, Inc.	3,550	171,909	176,329		620	30,459	30,795
WellPoint, Inc. *	900	99,402	103,500		200	22,093	23,000
Wyeth	6,300	254,775	268,317		1,030	41,471	43,868

		1,883,085	2,036,314	20.94%		319,025	344,754	21.59%

Semiconductors
Analog Devices, Inc.	2,570	88,921	94,884		390	12,714	14,399
Linear Technology Corporation	1,310	42,793	50,776		230	7,663	8,915
KLA Tencor Corp. *	1,100	47,702	51,238		200	8,673	9,316
Maxim Integrated Products, Inc.	1,040	45,113	44,086		170	6,557	7,206

		224,529	240,984	2.48%		35,607	39,836	2.50%

Stores
Best Buy Co., Inc.	2,500	135,889	148,550		370	20,299	21,986
CVS Corporation	3,200	137,531	144,225		580	25,181	26,141
Kohl’s Corporation *	1,670	80,694	82,113		310	14,944	15,243
Lowe’s Cos., Inc.	1,100	60,114	63,349		180	9,922	10,366
Petsmart, Inc.	1,800	50,598	63,954		270	7,700	9,593
Staples, Inc. *	3,700	115,414	124,727		700	21,775	23,597
Target Corporation	2,430	91,243	126,190		360	13,848	18,695
W. W. Grainger, Inc.	600	39,334	39,972		100	6,544	6,662

		710,817	793,080	8.15%		120,213	132,283	8.28%

Telecommunications
Adtran, Inc.	1,900	57,876	36,366		280	8,686	5,359
Cisco Systems, Inc. *	18,640	472,716	359,752		3,030	66,895	58,479

		530,592	396,118	4.07%		75,581	63,838	4.00%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2004

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets

Transportation
FedEx Corporation	1,300	$98,182	$128,037		180	$13,736	$17,728
United Parcel Service, Inc.	1,300	108,850	111,098		200	16,743	17,092

		207,032	239,135	2.46%		30,479	34,820	2.18%

Total Investments		$8,741,724	9,660,768	99.29%		$1,429,760	1,584,823	99.24%

Other Assets Less Liabilities			69,177	0.71%			12,088	0.76%

Total Net Assets			$9,729,945	100.00%			$1,596,911	100.00%

*	Non – income producing security.

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios

	Years Ended December 31,
	2004	2003	2002	2001	2000
PER UNIT DATA (a)
Series Q (Qualified)

Investment income	$0.155	$0.093	$0.099	$0.094	$0.117
Expenses	0.192	0.172	0.180	0.226	0.374

Net investment loss	(0.037)	(0.079)	(0.081)	(0.132)	(0.257)
Net realized and unrealized gains (losses) on investments	0.760	2.272	(4.481)	(4.577)	(1.398)

Net increase (decrease) in net asset value	0.723	2.193	(4.562)	(4.709)	(1.655)
Accumulation unit net asset value:
Beginning of year	11.488	9.295	13.857	18.566	20.221

End of year	$12.211	$11.488	$9.295	$13.857	$18.566

Series N (Non-Qualified)

Investment income	$0.173	$0.087	$0.094	$0.090	$0.094
Expenses	0.260	0.199	0.204	0.251	0.397

Net investment loss	(0.087)	(0.112)	(0.110)	(0.161)	(0.303)
Net realized and unrealized gains (losses) on investments	0.735	2.241	(4.563)	(5.177)	(1.498)

Net increase (decrease) in net asset value	0.648	2.129	(4.673)	(5.338)	(1.801)
Accumulation unit net asset value:
Beginning of year	11.131	9.002	13.675	19.013	20.814

End of year	$11.779	$11.131	$9.002	$13.675	$19.013

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Years Ended December 31,
	2004	2003	2002	2001	2000
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.65%	1.67%	1.63%	1.55%	1.57%
Net investment loss to average accumulation fund balance	(0.31%)	(0.77%)	(0.73%)	(0.90%)	(1.08%)
Portfolio turnover rate	94%	83%	102%	79%	102%
Accumulation units outstanding at the end of the year (in thousands)	797	826	859	925	1,187

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	1.97%	2.00%	1.91%	1.70%	1.64%
Net investment loss to average accumulation fund balance	(0.66%)	(1.12%)	(1.03%)	(1.09%)	(1.25%)
Portfolio turnover rate	93%	83%	104%	78%	101%
Accumulation units outstanding at the end of the year (in thousands)	136	156	163	182	263

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios (continued)

	Years Ended December 31,
	1999	1998	1997	1996	1995
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.094	$0.116	$0.177	$0.153	$0.119
Expenses	0.277	0.202	0.159	0.133	0.096

Net investment income (loss)	(0.183)	(0.086)	0.018	0.020	0.023
Net realized and unrealized gains (losses) on investments	5.280	3.836	2.723	1.551	1.711

Net increase (decrease) in net asset value	5.097	3.750	2.741	1.571	1.734
Accumulation unit net asset value:
Beginning of year	15.124	11.374	8.633	7.062	5.328

End of year	$20.221	$15.124	$11.374	$8.633	$7.062

Series N (Non-Qualified)

Investment income	$0.083	$0.096	$0.135	$0.137	$0.117
Expenses	0.296	0.212	0.166	0.134	0.109

Net investment income (loss)	(0.213)	(0.116)	(0.031)	0.003	0.008
Net realized and unrealized gains (losses) on investments	5.894	3.891	2.660	1.459	1.769

Net increase (decrease) in net asset value	5.681	3.775	2.629	1.462	1.777
Accumulation unit net asset value:
Beginning of year	15.133	11.358	8.729	7.267	5.490

End of year	$20.814	$15.133	$11.358	$8.729	$7.267

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Years Ended December 31,
	1999	1998	1997	1996	1995
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.56%	1.57%	1.59%	1.57%	1.55%
Net investment income (loss) to average accumulation fund balance	(1.03%)	(0.67%)	0.18%	0.24%	0.38%
Portfolio turnover rate	98%	143%	130%	78%	64%
Accumulation units outstanding at the end of the year (in thousands)	1,385	1,715	1,887	2,093	5,491

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	1.62%	1.63%	1.67%	1.69%	1.71%
Net investment income (loss) to average accumulation fund balance	(1.16%)	(0.90)%	(0.31)%	0.04%	0.13%
Portfolio turnover rate	103%	143%	139%	94%	67%
Accumulation units outstanding at the end of the year (in thousands)	342	475	530	566	586

See accompanying notes to financial statements.

Notes to Financial Statements

December 31, 2004

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 2004, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

December 31, 2004

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
December 31, 2004	$8,649,539	$9,013,409	$1,510,790	$1,749,052
December 31, 2003	$6,934,164	$7,071,940	$1,276,070	$1,347,273

At December 31, 2004, net unrealized appreciation of investments in Series Q, amounting to $919,044, consisted of unrealized gains of $1,116,836 and unrealized losses of $197,792, net unrealized appreciation of investments in Series N, amounting to $155,063, consisted of unrealized gains of $177,253 and unrealized losses of $22,190.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	2004	2003	2002
Units outstanding at beginning of year	825,922	858,770	924,860
Units credited to contracts:
Net purchase payments	—	729	277
Units withdrawn from contracts:
Annuity payments	21,347	24,269	24,478
Terminations and withdrawals	7,781	9,308	41,889

Net units withdrawn	29,128	33,577	66,367

Contract units withdrawn in excess of units credited	(29,128)	(32,848)	(66,090)

Units outstanding at end of year	796,794	825,922	858,770

Notes to Financial Statements (continued)

December 31. 2004

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	2004	2003	2002
Units outstanding at beginning of year	155,878	162,573	182,247
Units withdrawn from contracts:
Annuity payments	4,745	6,634	12,673
Terminations and withdrawals	15,557	61	7,001

Net units withdrawn	20,302	6,695	19,674

Contract units withdrawn in excess of units credited	(20,302)	(6,695)	(19,674)

Units outstanding at end of year	135,576	155,878	162,573

Item 2.	Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The Fund has assets of under $12 million. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4.	Principal Accountant Fees and Services.

All audit and other fees paid to the auditors for work related to the Fund are paid by UnumProvident and are not charged to or paid from the Fund.

Audit Fees –Ernst & Young LLP billed UnumProvident $15,100.00 for the audit of the financial statements of the Fund for 2004, and $14,000.00 for the audit of the financial statements of the Fund for 2003.

Audit-Related Fees – The aggregate fees for audit related services rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser in 2004 and 2003 for such services were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Fund for fiscal years ended December 31, 2004, and December 31, 2003, were $0.00 and $0.00.

All Other Fees - The aggregate fees rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser, or UnumProvident for such services to the Fund in 2004 and 2003 were $0.00 and $0.00.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of investments is included as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (identify beginning and ending dates)
Month #2 (identify beginning and ending dates)
Month #3 (identify beginning and ending dates)
Month #4 (identify beginning and ending dates)
Month #5 (identify beginning and ending dates)
Month #6 (identify beginning and ending dates)

Total

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ DONALD E. BOGGS
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2005.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ DONALD E. BOGGS
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2005.